UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   27-Jul-00

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          145

Form 13F Information Table Value Total: $236,856,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     418891799.0000SH       SOLE                2010.0000        89789.0000
                                                                99 2160.0000SH       DEFINED 0001091923                    2160.0000
AFLAC Inc.                     COM              001055102     4989108596.0000SH      SOLE                2100.0000       106496.0000
                                                               184 4000.0000SH       DEFINED 0001091923                    4000.0000
AT & T Corp.                   COM              001957109      2638312.0000 SH       SOLE                                  8312.0000
                                                                66 2100.0000SH       DEFINED 0001091923                    2100.0000
AXA Financial, Inc.            COM              002451102     173951144.0000SH       SOLE                                 51144.0000
                                                                 2  70.0000 SH       DEFINED 0001091923                      70.0000
Abbott Laboratories            COM              002824100      59313307.0000SH       SOLE                                 13307.0000
                                                               165 3700.0000SH       DEFINED 0001091923                    3700.0000
Agilent Technologies Inc.      COM              00846U101     300240701.0000SH       SOLE                 834.0000        39867.0000
                                                               102 1385.0000SH       DEFINED 0001091923                    1385.0000
American Express Co.           COM              025816109      2514815.0000 SH       SOLE                                  4815.0000
American Home Products         COM              026609107      4457570.0000 SH       SOLE                                  7570.0000
American Intl Grp.             COM              026874107     580249375.7500SH       SOLE                1129.0000        48246.7500
                                                               134 1138.0000SH       DEFINED 0001091923                    1138.0000
American Power Conversion Corp COM              029066107     8979220015.0000SH      SOLE                4100.0000       215915.0000
                                                               195 4790.0000SH       DEFINED 0001091923                    4790.0000
Amgen                          COM              031162100     388655318.0000SH       SOLE                                 55318.0000
                                                               249 3540.0000SH       DEFINED 0001091923                    3540.0000
Auto Data Processing           COM              053015103     519697010.0000SH       SOLE                1675.0000        95335.0000
                                                               279 5200.0000SH       DEFINED 0001091923                    5200.0000
Avery Dennison Corp.           COM              053611109     128119080.0000SH       SOLE                 400.0000        18680.0000
                                                                92 1375.0000SH       DEFINED 0001091923                    1375.0000
BP Amoco                       COM              055622104       44 778.0000 SH       SOLE                                   778.0000
                                                               165 2910.0000SH       DEFINED 0001091923                    2910.0000
Bank of America Corp.          COM              060505104      2455689.0000 SH       SOLE                                  5689.0000
                                                              1050 24416.0000SH      DEFINED 0001091923                   24416.0000
Bell Atlantic Corp.            COM              077853109      54010626.0000SH       SOLE                                 10626.0000
                                                                71 1400.0000SH       DEFINED 0001091923                    1400.0000
Bellsouth Corp.                COM              079860102      60514197.0000SH       SOLE                                 14197.0000
                                                               138 3240.0000SH       DEFINED 0001091923                    3240.0000
Bristol-Myers Squibb Co.       COM              110122108      95516396.0000SH       SOLE                                 16396.0000
                                                                70 1200.0000SH       DEFINED 0001091923                    1200.0000
Cardinal Health, Inc.          COM              14149Y108     101513715.0000SH       SOLE                 400.0000        13315.0000
                                                                96 1300.0000SH       DEFINED 0001091923                    1300.0000
Cintas Corp.                   COM              172908105     3811103869.5000SH      SOLE                1925.0000       101944.5000
                                                               151 4125.0000SH       DEFINED 0001091923                    4125.0000
Cisco Systems, Inc.            COM              17275R102    12266192972.0000SH      SOLE                2500.0000       190472.0000
                                                               683 10750.0000SH      DEFINED 0001091923                   10750.0000
Citigroup, Inc.                COM              172967101     449774640.0000SH       SOLE                1355.0000        73285.0000
                                                                48 790.0000 SH       DEFINED 0001091923                     790.0000
Coastal Corp                   COM              190441105     6934113901.0000SH      SOLE                2325.0000       111576.0000
                                                               217 3565.0000SH       DEFINED 0001091923                    3565.0000
Coca Cola Company              COM              191216100      3896775.0000 SH       SOLE                                  6775.0000
                                                               323 5632.0000SH       DEFINED 0001091923                    5632.0000
Colgate Palmolive              COM              194162103      79613300.0000SH       SOLE                                 13300.0000
Compaq Computer                COM              204493100      91235681.0000SH       SOLE                 800.0000        34881.0000
                                                                10 400.0000 SH       DEFINED 0001091923                     400.0000
Computer Sciences              COM              205363104     7556101162.0000SH      SOLE                1750.0000        99412.0000
                                                               288 3850.0000SH       DEFINED 0001091923                    3850.0000
Compuware Corp.                COM              205638109      12912455.0000SH       SOLE                                 12455.0000
                                                                25 2400.0000SH       DEFINED 0001091923                    2400.0000
Disney (Walt) Holding Co.      COM              254687106     225157990.0000SH       SOLE                1350.0000        56640.0000
                                                                70 1800.0000SH       DEFINED 0001091923                    1800.0000
EMC Corp-Mass                  COM              268648102     723794061.0000SH       SOLE                1200.0000        92861.0000
                                                               377 4900.0000SH       DEFINED 0001091923                    4900.0000
Electronic Data Systems, Corp. COM              285661104     5360129943.0000SH      SOLE                2750.0000       127193.0000
                                                               137 3325.0000SH       DEFINED 0001091923                    3325.0000
Emerson Electric Company       COM              291011104     103817200.0000SH       SOLE                 700.0000        16500.0000
                                                                36 600.0000 SH       DEFINED 0001091923                     600.0000
Exxon Mobil Corp.              COM              30231G102      6978873.0000 SH       SOLE                                  8873.0000
                                                               465 5928.0000SH       DEFINED 0001091923                    5928.0000
First Data                     COM              319963104     175535357.0000SH       SOLE                                 35357.0000
                                                                92 1850.0000SH       DEFINED 0001091923                    1850.0000
GTE Corp.                      COM              362320103      90114473.0000SH       SOLE                                 14473.0000
                                                               193 3100.0000SH       DEFINED 0001091923                    3100.0000
General Electric Co.           COM              369604103     8830166606.0000SH      SOLE                1350.0000       165256.0000
                                                              1170 22075.0000SH      DEFINED 0001091923                   22075.0000
Gillette Co. Com.              COM              375766102       421200.0000 SH       SOLE                                  1200.0000
                                                               161 4600.0000SH       DEFINED 0001091923                    4600.0000
Glaxo Wellcome Plc. Sponsored  COM              37733W105      4107100.0000 SH       SOLE                                  7100.0000
                                                                46 800.0000 SH       DEFINED 0001091923                     800.0000
Gold Banc Corp.                COM              379907108       5711415.0000SH       SOLE                                 11415.0000
                                                                18 3644.0000SH       DEFINED 0001091923                    3644.0000
Harcourt General Inc.          COM              41163G101      2043753.0000 SH       SOLE                                  3753.0000
Hewlett Packard Company        COM              428236103     888171116.0000SH       SOLE                1425.0000        69691.0000
                                                               316 2530.0000SH       DEFINED 0001091923                    2530.0000
Home Depot                     COM              437076102     8818176583.5000SH      SOLE                3250.0000       173333.5000
                                                              1299 26003.0000SH      DEFINED 0001091923                   26003.0000
IBM Corp.                      COM              459200101      8067357.0000 SH       SOLE                                  7357.0000
                                                               362 3300.0000SH       DEFINED 0001091923                    3300.0000
Intel Corp                     COM              458140100     727554419.2591SH       SOLE                 400.0000        54019.2591
                                                               588 4400.0000SH       DEFINED 0001091923                    4400.0000
Johnson & Johnson              COM              478160104      1601575.0000 SH       SOLE                                  1575.0000
                                                                71 700.0000 SH       DEFINED 0001091923                     700.0000
Lilly Eli & Co.                COM              532457108      7197202.0000 SH       SOLE                 200.0000         7002.0000
                                                               184 1840.0000SH       DEFINED 0001091923                    1840.0000
Lucent Technologies Inc.       COM              549463107     8106136804.0000SH      SOLE                2555.0000       134249.0000
                                                               408 6883.0000SH       DEFINED 0001091923                    6883.0000
Marriott Intl Inc New CL A     COM              571903202      73520387.0000SH       SOLE                                 20387.0000
                                                                43 1200.0000SH       DEFINED 0001091923                    1200.0000
McDonalds Corp.                COM              580135101      39311930.0000SH       SOLE                                 11930.0000
                                                                40 1200.0000SH       DEFINED 0001091923                    1200.0000
Medtronic Inc.                 COM              585055106      85617190.0000SH       SOLE                                 17190.0000
                                                               110 2200.0000SH       DEFINED 0001091923                    2200.0000
Merck & Co.                    COM              589331107     265134597.0000SH       SOLE                                 34597.0000
                                                                50 650.0000 SH       DEFINED 0001091923                     650.0000
Microsoft Corp.                COM              594918104      6908625.0000 SH       SOLE                 900.0000         7725.0000
                                                               128 1600.0000SH       DEFINED 0001091923                    1600.0000
Minnesota Mining & Mfg.        COM              604059105      3384100.0000 SH       SOLE                                  4100.0000
                                                                16 200.0000 SH       DEFINED 0001091923                     200.0000
Motorola Inc.                  COM              620076109     3225110973.0000SH      SOLE                1455.0000       109518.0000
                                                                65 2220.0000SH       DEFINED 0001091923                    2220.0000
Nortel Networks Corporation    COM              656568102     371954492.0000SH       SOLE                 600.0000        53892.0000
                                                               110 1610.0000SH       DEFINED 0001091923                    1610.0000
Oracle Corporation             COM              68389X105    18833224032.0000SH      SOLE                3850.0000       220182.0000
                                                               584 6945.0000SH       DEFINED 0001091923                    6945.0000
PepsiCo Inc.                   COM              713448108      2134800.0000 SH       SOLE                                  4800.0000
                                                               196 4400.0000SH       DEFINED 0001091923                    4400.0000
Pfizer Inc.                    COM              717081103     5557115763.7500SH      SOLE                1400.0000       114363.7500
                                                               403 8400.0000SH       DEFINED 0001091923                    8400.0000
Pitney-Bowes Inc.              COM              724479100     4106102661.0000SH      SOLE                1850.0000       100811.0000
                                                               228 5700.0000SH       DEFINED 0001091923                    5700.0000
Procter & Gamble Co.           COM              742718109     192333595.0000SH       SOLE                 150.0000        33445.0000
                                                               122 2125.0000SH       DEFINED 0001091923                    2125.0000
Qualcomm Incorporated          COM              747525103      5108500.0000 SH       SOLE                                  8500.0000
                                                                78 1300.0000SH       DEFINED 0001091923                    1300.0000
SBC Communications             COM              78387G103      58513531.0000SH       SOLE                                 13531.0000
                                                               310 7179.0000SH       DEFINED 0001091923                    7179.0000
Schlumberger Ltd.              COM              806857108      95912850.0000SH       SOLE                                 12850.0000
                                                                22 300.0000 SH       DEFINED 0001091923                     300.0000
SmithKline Beecham PLC ADR REP COM              832378301     443368004.0000SH       SOLE                1600.0000        66404.0000
                                                               205 3150.0000SH       DEFINED 0001091923                    3150.0000
Sprint FON Group               COM              852061100       721410.0000 SH       SOLE                                  1410.0000
                                                               194 3800.0000SH       DEFINED 0001091923                    3800.0000
Stryker Corp.                  COM              863667101     7572173075.0000SH      SOLE                3100.0000       169975.0000
                                                               200 4570.0000SH       DEFINED 0001091923                    4570.0000
Sun Microsystems Inc.          COM              866810104      2182400.0000 SH       SOLE                                  2400.0000
                                                               327 3600.0000SH       DEFINED 0001091923                    3600.0000
Sysco Corp.                    COM              871829107      3067262.0000 SH       SOLE                                  7262.0000
                                                                 8 200.0000 SH       DEFINED 0001091923                     200.0000
Tellabs, Inc.                  COM              879664100      3414985.0000 SH       SOLE                                  4985.0000
Texas Instruments Inc.         COM              882508104     289542154.0376SH       SOLE                 960.0000        41194.0376
                                                                59 860.0000 SH       DEFINED 0001091923                     860.0000
Time Warner Inc.               COM              887315109       11 150.0000 SH       SOLE                                   150.0000
                                                              1110 14600.0000SH      DEFINED 0001091923                   14600.0000
Wal Mart Stores Inc.           COM              931142103     8310144204.0850SH      SOLE                2700.0000       141504.0850
                                                               155 2690.0000SH       DEFINED 0001091923                    2690.0000
Walgreen Company               COM              931422109      36511350.0000SH       SOLE                                 11350.0000
                                                                64 2000.0000SH       DEFINED 0001091923                    2000.0000
WorldCom, Inc.                 COM              98157D106     6287137041.0000SH      SOLE                2650.0000       134391.0000
                                                               175 3805.0000SH       DEFINED 0001091923                    3805.0000